Supplement dated July 31, 2006 to Prospectus dated July 31, 2006 for:
AnnuiChoice Flexible Premium Variable Annuity and
Issued by National Integrity Life Insurance Company
Through its Separate Account I

The Guaranteed Minimum Accumulation Benefit Option (“GMAB”) is not currently available.

Please retain this Supplement to the Prospectus for future reference.